Note 15 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017
Federal statutory income tax rate	23.9%	23.9%
State taxes, net of Federal benefit	5.5%	5.5%
Valuation allowance	(29.4%)	(29.4%)
Effective income tax rate	-%	-%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017
Net operating loss carryforwards	$2,616,900	$1,900,740
Valuation allowance	(2,616,900)	(1,900,740)
Net deferred tax asset	$-	$-